Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Borrowings
Note 7:	Borrowings

At December 31, advances from the Federal Home Loan Bank were as follows:

	2018	2017
	(In thousands)
Maturities March 2019 through August 2025, primarily at fixed rates ranging from 4.64% to 6.65%, averaging 5.29%	$106	$—
Maturities March 2018 through August 2025, primarily at fixed rates ranging from 3.15% to 6.65%, averaging 5.15%	––	200
Cash Management advances maturities in March 2018 at floating rates averaging 1.52%	––	9,822
	$106	$10,022

At December 31, 2018 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2019	$46
2020	14
2021	14
2022	14
2023	10
Thereafter	8

$106

At December 31, 2018 and 2017, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $117.6 million and $94.1 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At December 31, 2018 and 2017, the Bank had approximately $113.3 million and $121.6 million, respectively of one- to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2018 and 2017, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $15.0 million.

Securities sold under repurchase agreements were approximately $8.1 million and $11.0 million at December 31, 2018 and 2017.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2018	2017
	(Dollars in thousands)

Balance outstanding at year end	$8,068	$10,022
Average daily balance during the year	$12,874	$13,578
Average interest rate during the year	1.06%	0.28%
Maximum month-end balance during the year	$16,161	$17,033
Weighted-average interest rate at year end	1.13%	0.28%

All repurchase agreements are subject to term and conditions of repurchase/security agreements between the Company and the customer and are accounted for as secured borrowings. The Company’s repurchase agreements reflected in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis.

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

	(In thousands)

December 31, 2018	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S government agencies	$8,068	$––	$––	$––	$8,068
Total	$8,068	$––	$––	$––	$8,068

	(In thousands)
December 31, 2017	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S government agencies	$10,022	$––	$––	$––	$10,022
Total	$10,022	$––	$––	$––	$10,022

Securities with an approximate carrying value of $18.3 million and $18.4 million at December 31, 2018 and 2017, respectively, were pledged as collateral for repurchase borrowings.